Accounting policies - Changes in Level 3 (Details) $ in Millions, in Millions	12 Months Ended
	Dec. 31, 2017 MXV ( )	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Changes in financial instruments, Assets
Financial assets at beginning of period		$ 1,308,730
Financial assets at end of period		1,285,120	$ 1,308,730
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period		(1,224,066)
Financial liabilities at end of period		(1,191,900)	(1,224,066)
Fair value
Changes in financial instruments, Assets
Financial assets at beginning of period |	554,569
Financial assets at end of period |	548,133
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period |	(417,975)
Financial liabilities at end of period |	(371,469)
Level 3 | Fair value
Changes in financial instruments, Assets
Financial assets at beginning of period		172	219	$ 903
Gains/(losses) on financial assets and liabilities (net)		78	73	13
Purchases				1
Sales		(143)	(102)	(647)
New issuances		160
Settlements		(16)	(18)	(51)
Financial assets at end of period		251	172	219
Changes in financial instruments, Liabilities
Gains/(losses) on financial assets and liabilities (net)		(9)
New issuances		(349)
Financial liabilities at end of period		(358)
Level 3 | Fair value | Debt and equity instruments
Changes in financial instruments, Assets
Financial assets at beginning of period		172	219	903
Gains/(losses) on financial assets and liabilities (net)		(13)	73	13
Purchases				1
Sales		(143)	(102)	(647)
Settlements		(16)	(18)	(51)
Financial assets at end of period			$ 172	$ 219
Level 3 | Fair value | Trading derivatives
Changes in financial instruments, Assets
Gains/(losses) on financial assets and liabilities (net)		91
New issuances		160
Financial assets at end of period		251
Changes in financial instruments, Liabilities
Gains/(losses) on financial assets and liabilities (net)		(9)
New issuances		(349)
Financial liabilities at end of period		$ (358)